Employee Benefits (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Employee benefits
Share-based payment			€ 1,800		€ 1,300
Employee benefits expense
Employee benefits
Salaries	€ 4,202	€ 3,187	8,712	€ 6,089
Social charges	327	267	654	500
Fringe benefits	6	62	16	78
Defined contribution plan	75	66	152	136
Holiday pay	74	(20)	224	38
Share-based payment	748	628	1,757	1,292
Other	344	52	668	286
Total employee benefits	€ 5,776	€ 4,242	€ 12,183	€ 8,419